Commitments and Contingencies (Details) - Schedule of minimum future lease payments	Dec. 31, 2021 USD ($)
Schedule of minimum future lease payments [Abstract]
2022	$ 114,085
2023	114,085
2024	99,786
2025	96,926
2026	96,926
2027	$ 80,772